Operating lease and other commitments (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating lease and other commitments
Beginning balance	$ 172,942	$ 391,459
Renewed office lease	0
Adjustment office lease		(4,040)
Repayments of lease liability	(120,868)	(229,503)
Other	2,557	15,026
Ending balance	54,631	172,942
Lease liability due within one year	54,631	172,942
Lease liability long term	$ 0	$ 0